9. Pro Forma Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015
Revenue	$ 86,603	$ 2,008	$ 170,990	$ 2,008	$ 17,848	$ 20,150	$ 20,150
Cost of revenue	11,689	2,025	17,419	3,725	6,075	9,000	10,700
Gross profit	74,914	(17)	153,571	(1,717)	11,773	11,150	9,450
Operation Expenses:
Compensation - officers	30,000	0	60,000	0	0	9,000	9,000
General and administrative	71,047	21,639	149,549	27,725	45,517	38,920	40,506
Professional fees	23,059	13,048	71,042	40,833	71,153	12,000	44,285
Research & development	46,452	0	82,982	0
Total operating expenses	170,558	34,687	363,573	68,558	116,670	59,920	93,791
Loss from Operations	(95,644)	(34,704)	(210,002)	(70,275)	(104,897)	(48,770)	(84,341)
Other Expense:
Interest expense, net					(3,918)	0	0
Other income	1,990	10,000	1,990	10,000	0	0	0
Other expense	0	(1,473)	(250)	(1,473)	0	0	0
Total other (expense) income	2,069	8,527	1,423	8,527	(3,918)	0	0
Loss before income taxes	(93,575)	(26,177)	(208,579)	(61,748)	(108,815)	(48,770)	(84,341)
Income tax provision	0	0	800	0	800	0	0
Net Loss	$ (93,575)	(26,177)	$ (209,379)	(61,748)	$ (109,615)	$ (48,770)	$ (84,341)
Focus Universal, Inc. Historical
Revenue		2,008		2,008
Cost of revenue		2,025		3,725
Gross profit		(17)		(1,717)
Operation Expenses:
Compensation - officers		0		0
General and administrative		21,639		27,725
Professional fees		13,048		40,833
Research & development		0		0
Total operating expenses		34,687		68,558
Loss from Operations		(34,704)		(70,275)
Other Expense:
Interest expense, net		(1,473)		(1,473)
Other income		10,000		10,000
Total other (expense) income		8,527		8,527
Loss before income taxes		(26,177)		(61,748)
Income tax provision		0		0
Net Loss		(26,177)		(61,748)
Perfecular, Inc. Historical
Revenue		112,261		157,991
Cost of revenue		10,944		26,831
Gross profit		101,317		131,160
Operation Expenses:
Compensation - officers		0		0
General and administrative		42,252		85,062
Professional fees		11,800		12,555
Research & development		76,375		233,850
Total operating expenses		130,427		331,467
Loss from Operations		(29,110)		(200,307)
Other Expense:
Interest expense, net		(3,598)		(8,579)
Other income		0		0
Total other (expense) income		(3,598)		(8,579)
Loss before income taxes		(32,708)		(208,886)
Income tax provision		0		0
Net Loss		(32,708)		(208,886)
Pro Forma Member
Revenue		0		0
Cost of revenue		0		0
Gross profit		0		0
Operation Expenses:
Compensation - officers		30,000		45,250
General and administrative		(10,000)		(10,000)
Professional fees		0		0
Research & development		(30,000)		(45,250)
Total operating expenses		(10,000)		(10,000)
Loss from Operations		10,000		10,000
Other Expense:
Interest expense, net		0		0
Other income		(10,000)		(10,000)
Total other (expense) income		(10,000)		(10,000)
Loss before income taxes		0		0
Income tax provision		0		0
Net Loss		0		0
Pro Forma Consolidated Member
Revenue		114,269		159,999
Cost of revenue		12,969		30,556
Gross profit		101,300		129,443
Operation Expenses:
Compensation - officers		30,000		45,250
General and administrative		53,891		102,787
Professional fees		24,848		53,388
Research & development		46,375		188,600
Total operating expenses		155,114		390,025
Loss from Operations		(53,814)		(260,582)
Other Expense:
Interest expense, net		(5,071)		(10,052)
Other income		0		0
Total other (expense) income		(5,071)		(10,052)
Loss before income taxes		(58,885)		(270,634)
Income tax provision		0		0
Net Loss		$ (58,885)		$ (270,634)